CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017		Jun. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ 30,771		$ 12,701
Adjustments required to reconcile loss to net cash used in operating activities:
Depreciation and amortization	91		66
Loss from disposal of fixed assets	105
Changes in marketable securities and bank deposits, net	132		242
Changes in accrued liability for employee severance benefits, net of retirement fund profit	54		14
Share-based compensation	1,487		1,230
Non-cash finance income, net	(62)		(2)
Changes in operating asset and liabilities:
Decrease (Increase) in trade and other receivable	2,369		(342)
Increase (decrease) in accounts payable and accruals	5,812		(616)
Net cash used in operating activities	(20,783)		(12,109)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(774)		(216)
Investment in bank deposits	(8,000)		(13,000)
Investment in marketable securities	(2,913)		(700)
Proceeds from sale and maturity of marketable securities and bank deposits	46,922		27,725
Net cash provided by investing activities	35,235		13,809
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of options	145
Payments in respect of BIRD loan			(476)
Payments in respect of bank borrowings	(16)		(16)
Net cash provided by (used in) financing activities	129		(492)
INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	14,581		1,208
EFFECT OF EXCHANGE RATE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	56		3
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF THE PERIOD	31,440		18,795
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF THE PERIOD	46,077		20,006
Cash and cash equivalents	45,827		20,006
Restricted cash	250
TOTAL CASH, CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS	46,077		20,006
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Property and equipment purchases included in accounts payable and accruals	8		27
Cashless exercise of warrants and RSUs	9			[1]
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for taxes	337		119
Interest received	728		641
Interest paid		[1]	$ 239

[1]	Represents an amount less than $1.